Listing Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Listing Expenses
Schedule of listing expenses
	2019	2018	2017
	USD	USD	USD
IFRS 2 listing expenses (note 25)	98,622,019	-	-
Other listing expenses*	3,151,858	-	-

	101,773,877	-	-